Commitments (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Lease commitments
Total payment obligation	€ 6,620	€ 4,669
Rostock headquarters building | Not later than one year
Lease commitments
Future lease payments to be made	107	283
Rostock headquarters building | 1 - 5 years
Lease commitments
Future lease payments to be made	2,370	1,686
Rostock headquarters building | More than five years
Lease commitments
Future lease payments to be made	4,219	4,855
Office equipment and storage spaces | Not later than one year
Lease commitments
Future lease payments to be made	44	33
Office equipment and storage spaces | 1 - 5 years
Lease commitments
Future lease payments to be made	€ 49	€ 9